Cash flow statement (Details) - USD ($) $ in Millions	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018
Cash and cash equivalents [abstract]
Cash and cash equivalents	$ 1,335	$ 2,115	$ 1,133	$ 833
Cash and cash equivalents, cash pooling arrangement	36	248
Cash and cash equivalents used as collateral	$ 95	$ 93